INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
INTEREST EXPENSE, NET

NOTE 13. OTHER (EXPENSE) INCOME, NET
For the years ended December 31, 2024 and 2023, Other (expense) income, net consisted of the following:

	Year Ended December 31,
($ in thousands)	2024	2023
Tax receivable agreement expense	$(65,648)	$—
Loss on debt extinguishment[1]	(1,002)	—
(Loss) gain on disposal of assets[2]	(683)	762
Loss on provision - loan receivable	(330)	(314)
Realized loss on financial instruments	(81)	(94)
Gain from insurance proceeds	1,335	—
Gain (loss) on foreign currency	1,039	(303)
Escrow receipt on prior acquisition	598	—
Debit card rebate income	465	144
Gain on legal settlement	266	—
Gain on exit operations	125	—
Unrealized gain (loss) on investments held at fair value	9	(406)
Gain on lease termination[3]	—	1,263
Other income, net	1,978	688
Other (expense) income, net	$(61,929)	$1,740
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Loss on debt extinguishment.
[2]See Note 4 “Property and Equipment” for additional information on (Loss) gain on disposal of assets.
[3]See Note 5 “Leases” for additional information related to the Gain on lease termination.

NOTE 19. INTEREST EXPENSE, NET
Interest expense, net consisted of the following for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Interest expense – notes and loans payable[1]	$(37,926)	$(43,575)
Interest expense – financing activities[1]	(11,549)	(11,739)
Accretion of debt discount and amortization of deferred financing fees[1]	(4,855)	(4,416)
Interest expense – leases[2]	(3,146)	(3,513)
Interest expense – deferred and contingent considerations[3]	(1,378)	(380)
Interest income	2,922	2,148
Other interest (expense) income	(47)	656
Interest expense, net	$(55,979)	$(60,819)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Interest expense – notes and loans payable, Interest expense – financing activities, and Accretion of debt discount and amortization of deferred financing fees.
[2]See Note 5 “Leases” for additional information regarding Interest expense – leases.
[3]See Note 10 “Acquisitions and Dispositions” for additional information related to deferred and contingent considerations.